World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2015

Dates Covered
Collections Period	02/01/15 - 02/28/15
Interest Accrual Period	02/17/15 - 03/15/15
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/15	600,807,038.90	32,578
Yield Supplement Overcollateralization Amount at 01/31/15	12,258,151.14	0
Receivables Balance at 01/31/15	613,065,190.04	32,578
Principal Payments	21,459,841.94	1,116
Defaulted Receivables	1,165,130.74	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/15	11,662,683.31	0
Pool Balance at 02/28/15	578,777,534.05	31,410

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	66.45%

Prepayment ABS Speed	1.54%

Overcollateralization Target Amount	26,044,989.03
Actual Overcollateralization	26,044,989.03

Weighted Average APR	3.81%
Weighted Average APR, Yield Adjusted	4.82%
Weighted Average Remaining Term	53.34

Delinquent Receivables:
Past Due 31-60 days	5,936,691.25	320
Past Due 61-90 days	1,183,728.70	68
Past Due 91 + days	295,879.02	17
Total	7,416,298.97	405

Total 31+ Delinquent as % Ending Pool Balance	1.28%

Recoveries	754,879.24

Aggregate Net Losses/(Gains) - February 2015	410,251.50
Current Net Loss Ratio (Annualized)	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Flow of Funds	$ Amount

Collections	24,112,354.43
Advances	(25,476.20)
Investment Earnings on Cash Accounts	1,313.17
Servicing Fee	(510,887.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,577,303.74

Distributions of Available Funds
(1) Class A Interest	402,255.93
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,038,177.13
(7) Distribution to Certificateholders	2,110,155.68
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,577,303.74

Servicing Fee	510,887.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 02/17/15	573,770,722.15
Principal Paid	21,038,177.13
Note Balance @ 03/16/15	552,732,545.02

Class A-1
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-2
Note Balance @ 02/17/15	196,620,722.15
Principal Paid	21,038,177.13
Note Balance @ 03/16/15	175,582,545.02
Note Factor @ 03/16/15	68.3200564%

Class A-3
Note Balance @ 02/17/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	257,000,000.00
Note Factor @ 03/16/15	100.0000000%

Class A-4
Note Balance @ 02/17/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	102,340,000.00
Note Factor @ 03/16/15	100.0000000%

Class B
Note Balance @ 02/17/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	17,810,000.00
Note Factor @ 03/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	428,970.93
Total Principal Paid	21,038,177.13
Total Paid	21,467,148.06

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	70,455.76
Principal Paid	21,038,177.13
Total Paid to A-2 Holders	21,108,632.89

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5051769
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7755722
Total Distribution Amount	25.2807491

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2741469
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	81.8606114
Total A-2 Distribution Amount	82.1347583

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/15	91,420.76
Balance as of 02/28/15	65,944.56
Change	(25,476.20)

Reserve Account
Balance as of 02/17/15	2,171,744.40
Investment Earnings	100.30
Investment Earnings Paid	(100.30)
Deposit/(Withdrawal)	-
Balance as of 03/16/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40